Schedule of revenue by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 105,625,201	R$ 58,543,494	R$ 52,323,525
P e p p member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	73,306,089	41,137,288	34,287,597
Ethylene propylene member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	6,872,999	3,600,276	3,743,581
P v c caustic soda e d c member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	5,806,011	3,134,617	2,692,778
E t b e gasoline member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	4,321,371	2,170,289	2,319,253
Benzene toluene and xylene member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	5,819,696	3,051,752	2,503,667
Butadiene member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	3,019,836	1,372,428	1,609,264
Cumene member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,342,811	636,635	723,469
Solvents member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,129,484	654,793	505,804
Naphtha condensate and crude oil member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,648,581	915,807	676,044
Other1 member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 2,358,324	R$ 1,869,609	R$ 3,262,068